Share-based compensation (Details) - Schedule of number and weighted average exercise prices - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of number and weighted average exercise prices [Abstract]
Number of options, Outstanding	324,053	992,777
Weighted average exercise price, Outstanding (in Dollars per share)	$ 3.01	$ 1.10
Weighted average remaining term, Outstanding	7 years 219 days	7 years 164 days
Number of options, Replacement of historical grants		(992,777)
Number of options, New grant with new exercise price		39,191
Number of options, Expired during the year
Weighted average exercise price, Expired during the year (in Dollars per share)
Number of options, Forfeited during the year		(66,567)
Weighted average exercise price, Forfeited during the year (in Dollars per share)
Number of options, Exercised during the year
Weighted average exercise price, Exercised during the year (in Dollars per share)
Number of options, Granted during the year	714,484	351,429
Weighted average exercise price, Granted during the year (in Dollars per share)	$ 0.87	$ 3.30
Number of options, Outstanding	1,038,537	324,053
Weighted average exercise price, Outstanding (in Dollars per share)	$ 1.58	$ 3.01
Number of options, Exercisable	37,576
Weighted average exercise price, Exercisable (in Dollars per share)
Weighted average remaining term, Exercisable	7 years 3 days	7 years 219 days